Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 1,151	$ 1,298
Additions to property, plant and equipment	970	1,109
Additions to equipment costs (net)	31	42
Additions to other intangibles	150	147
Less: Proceeds on disposal of property, plant and equipment	(2)	(59)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	1,080	1,169
Total of capital expenditures and equipment costs (net)	1,111	1,212
Increase (decrease) in working capital and other liabilities related to capital expenditures	(38)	(28)
Decrease in customer equipment financing receivables	0	1
Less: Proceeds on disposal of property, plant and equipment	(2)	(59)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	784	784
Equipment costs (net of revenue)	31	43
Total of capital expenditures and equipment costs (net)	815	827
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	296	385
Total of capital expenditures and equipment costs (net)	$ 296	$ 385